UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
March 31, 2011

Shares	Description (1)	Value
	Common Stocks – 99.5%
	Aerospace & Defense – 2.7%
22,742	Boeing Company	$ 1,681,316
6,100	Goodrich Corporation	521,733
26,927	Honeywell International Inc.	1,607,811
14,434	Raytheon Company	734,258
22,344	United Technologies Corporation	1,891,420
	Total Aerospace & Defense	6,436,538
	Air Freight & Logistics – 0.9%
30,261	United Parcel Service, Inc., Class B	2,248,998
	Airlines – 0.1%
13,335	Lan Airlines S.A., Sponsored ADR	341,243
	Auto Components – 0.1%
9,310	Cooper Tire & Rubber	239,733
5,700	Dana Holding Corporation, (2)	99,123
	Total Auto Components	338,856
	Automobiles – 0.6%
92,502	Ford Motor Company, (2)	1,379,205
	Beverages – 2.2%
46,685	Coca-Cola Company	3,097,550
33,632	PepsiCo, Inc.	2,166,237
	Total Beverages	5,263,787
	Biotechnology – 0.7%
10,689	Celgene Corporation, (2)	614,938
1,860	Cephalon, Inc., (2)	140,951
20,945	Gilead Sciences, Inc., (2)	888,906
10,546	PDL Biopahrma Inc.	61,167
	Total Biotechnology	1,705,962
	Capital Markets – 2.1%
53,257	Charles Schwab Corporation	960,224
24,627	Federated Investors Inc.	658,772
11,495	Goldman Sachs Group, Inc.	1,821,613
38,506	Morgan Stanley	1,051,984
14,786	Waddell & Reed Financial, Inc., Class A	600,459
	Total Capital Markets	5,093,052
	Chemicals – 2.5%
29,838	Dow Chemical Company	1,126,385
25,969	E.I. Du Pont de Nemours and Company	1,427,516
7,200	Eastman Chemical Company	715,104
11,108	Monsanto Company	802,664
27,935	Olin Corporation	640,270
8,609	PPG Industries, Inc.	819,663
16,530	RPM International, Inc.	392,257
	Total Chemicals	5,923,859
	Commercial Banks – 2.8%
12,408	Comerica Incorporated	455,622
11,483	Fifth Third Bancorp.	159,384
11,582	First Horizon National Corporation, (2)	129,834
8,574	FirstMerit Corporation	146,272
49,105	Huntington BancShares Inc.	326,057
33,673	Regions Financial Corporation	244,466
59,561	U.S. Bancorp	1,574,197
112,687	Wells Fargo & Company	3,572,178
	Total Commercial Banks	6,608,010
	Commercial Services & Supplies – 0.3%
5,330	Avery Dennison Corporation	223,647
14,872	Deluxe Corporation	394,703
8,400	Kimball International Inc., Class B	58,800
11,117	Standard Register Company	36,908
	Total Commercial Services & Supplies	714,058
	Communications Equipment – 2.2%
125,480	Cisco Systems, Inc.	2,151,982
13,015	Motorola Mobility Holdings Inc., (2)	317,566
14,874	Motorola Solutions Inc., (2)	664,719
37,088	QUALCOMM, Inc.	2,033,535
1,784	Research In Motion Limited, (2)	100,921
	Total Communications Equipment	5,268,723
	Computers & Peripherals – 3.5%
18,222	Apple, Inc., (2)	6,349,455
30,455	Dell Inc., (2)	441,902
58,861	EMC Corporation, (2)	1,562,760
	Total Computers & Peripherals	8,354,117
	Consumer Finance – 0.4%
23,649	American Express Company	1,068,935
	Containers & Packaging – 0.2%
19,132	Packaging Corp. of America	552,723
	Distributors – 0.5%
21,089	Genuine Parts Company	1,131,214
	Diversified Consumer Services – 0.1%
5,562	Apollo Group, Inc., (2)	231,991
	Diversified Financial Services – 4.4%
206,045	Bank of America Corporation	2,746,580
418,177	Citigroup Inc., (2)	1,848,342
2,592	CME Group, Inc.	781,618
4,327	Intercontinental Exchange, Inc., (2)	534,558
89,275	JP Morgan Chase & Co.	4,115,578
17,015	New York Stock Exchange Euronext	598,418
	Total Diversified Financial Services	10,625,094
	Diversified Telecommunication Services – 3.9%
4,000	Alaska Communications Systems Group Inc.	42,600
158,502	AT&T Inc.	4,850,160
111,815	Frontier Communications Corporation	919,119
89,819	Verizon Communications Inc.	3,461,624
	Total Diversified Telecommunication Services	9,273,503
	Electric Utilities – 1.5%
73,406	Duke Energy Corporation	1,332,319
61,212	Great Plains Energy Incorporated	1,225,464
23,442	Progress Energy, Inc.	1,081,614
	Total Electric Utilities	3,639,397
	Electrical Equipment – 1.1%
5,127	Cooper Industries Inc.	332,742
26,811	Emerson Electric Company	1,566,567
6,854	Rockwell Automation, Inc.	648,731
	Total Electrical Equipment	2,548,040
	Electronic Equipment & Instruments – 0.4%
48,583	Corning Incorporated	1,002,267
	Energy Equipment & Services – 3.0%
12,531	Baker Hughes Incorporated	920,151
2,246	Carbo Ceramics Inc.	316,956
32,012	Halliburton Company	1,595,478
9,961	National-Oilwell Varco Inc.	789,608
2,835	Noble Corporation	129,333
34,398	Schlumberger Limited	3,207,957
1,869	Tidewater Inc.	111,860
	Total Energy Equipment & Services	7,071,343
	Food & Staples Retailing – 1.7%
29,038	CVS Caremark Corporation	996,584
23,426	SUPERVALU INC.	209,194
48,455	Wal-Mart Stores, Inc.	2,522,083
6,512	Whole Foods Market, Inc.	429,141
	Total Food & Staples Retailing	4,157,002
	Food Products – 1.2%
13,960	Archer-Daniels-Midland Company	502,700
33,806	ConAgra Foods, Inc.	802,893
47,796	Kraft Foods Inc.	1,498,883
	Total Food Products	2,804,476
	Gas Utilities – 0.6%
16,735	Nicor Inc.	898,670
7,318	ONEOK, Inc.	489,428
	Total Gas Utilities	1,388,098
	Health Care Equipment & Supplies – 0.6%
28,854	Boston Scientific Corporation, (2)	207,460
3,976	Hologic Inc., (2)	88,267
31,998	Medtronic, Inc.	1,259,121
	Total Health Care Equipment & Supplies	1,554,848
	Health Care Providers & Services – 2.1%
13,746	Aetna Inc.	514,513
1,637	Brookdale Senior Living Inc., (2)	45,836
14,432	Express Scripts, Inc., (2)	802,564
5,614	Humana Inc., (2)	392,643
3,420	Lincare Holdings	101,437
14,052	Medco Health Solutions, Inc., (2)	789,160
24,649	Tenet Healthcare Corporation, (2)	183,635
28,715	UnitedHealth Group Incorporated	1,297,918
11,994	Wellpoint Inc.	837,061
	Total Health Care Providers & Services	4,964,767
	Hotels, Restaurants & Leisure – 1.3%
9,393	International Game Technology	152,448
28,384	McDonald’s Corporation	2,159,739
11,488	MGM Mirage Inc., (2)	151,067
4,557	Tim Hortons Inc.	206,478
43,350	Wendy’s International, Inc.	218,051
5,549	Wyndham Worldwide Corporation	176,514
	Total Hotels, Restaurants & Leisure	3,064,297
	Household Durables – 1.0%
9,110	KB Home	113,328
7,125	Lennar Corporation, Class A	129,105
16,964	Newell Rubbermaid Inc.	324,521
20,591	Stanley Black & Decker Inc.	1,577,271
2,527	Whirlpool Corporation	215,705
	Total Household Durables	2,359,930
	Household Products – 1.9%
5,926	Colgate-Palmolive Company	478,584
10,769	Kimberly-Clark Corporation	702,893
52,867	Procter & Gamble Company	3,256,607
	Total Household Products	4,438,084
	Industrial Conglomerates – 2.6%
16,204	3M Co.	1,515,074
230,736	General Electric Company	4,626,257
	Total Industrial Conglomerates	6,141,331
	Insurance – 2.7%
22,025	Arthur J. Gallagher & Co.	669,780
8,480	Berkshire Hathaway Inc., Class B, (2)	709,182
16,883	Fidelity National Title Group Inc., Class A	238,557
19,830	Genworth Financial Inc., Class A, (2)	266,912
29,671	Lincoln National Corporation	891,317
27,861	Marsh & McLennan Companies, Inc.	830,536
16,648	Mercury General Corporation	651,436
14,413	Prudential Financial, Inc.	887,553
14,123	Travelers Companies, Inc.	840,036
12,560	Unitrin, Inc.	387,853
	Total Insurance	6,373,162
	Internet & Catalog Retail – 0.7%
8,655	Amazon.com, Inc., (2)	1,559,025
	Internet Software & Services – 2.0%
3,480	Akamai Technologies, Inc., (2)	132,240
27,399	eBay Inc., (2)	850,465
5,112	Google Inc., Class A, (2)	2,996,706
22,961	United Online, Inc.	144,769
6,548	VeriSign, Inc., (2)	237,103
27,685	Yahoo! Inc., (2)	460,955
	Total Internet Software & Services	4,822,238
	IT Services – 3.3%
35,988	Automatic Data Processing, Inc.	1,846,544
9,387	Cognizant Technology Solutions Corporation, Class A, (2)	764,102
11,474	Fidelity National Information Services	375,085
28,182	International Business Machines Corporation (IBM)	4,595,639
2,687	Lender Processing Services Inc.	86,495
4,147	Visa Inc.	305,302
	Total IT Services	7,973,167
	Leisure Equipment & Products – 0.6%
21,491	Eastman Kodak Company, (2)	69,416
28,977	Mattel, Inc.	722,397
7,861	Polaris Industries Inc.	684,064
	Total Leisure Equipment & Products	1,475,877
	Life Sciences Tools & Services – 0.1%
1,370	Covance, Inc., (2)	74,966
2,730	Life Technologies Corporation, (2)	143,107
	Total Life Sciences Tools & Services	218,073
	Machinery – 2.4%
3,706	Briggs & Stratton Corporation	83,941
15,883	Caterpillar Inc.	1,768,572
7,899	Cummins Inc.	865,888
12,856	Deere & Company	1,245,618
16,689	Illinois Tool Works, Inc.	896,533
5,351	Pentair, Inc.	202,214
11,866	Snap-on Incorporated	712,672
	Total Machinery	5,775,438
	Media – 1.8%
8,069	CBS Corporation, Class B	202,048
96,336	Comcast Corporation, Class A	2,381,426
7,926	Gannett Company Inc.	120,713
5,070	Lamar Advertising Company, (2)	187,286
28,121	New York Times, Class A, (2)	266,306
51,141	Regal Entertainment Group, Class A	690,404
45,144	Sirius XM Radio Inc., (2)	74,939
24,892	World Wrestling Entertainment Inc.	312,892
	Total Media	4,236,014
	Metals & Mining – 1.0%
4,770	Companhia Siderurgica Nacional S.A., Sponsored ADR	79,468
26,472	Freeport-McMoRan Copper & Gold, Inc.	1,470,520
11,444	Southern Copper Corporation	460,850
6,989	United States Steel Corporation	376,987
	Total Metals & Mining	2,387,825
	Multiline Retail – 0.6%
10,381	Nordstrom, Inc.	465,899
20,830	Target Corporation	1,041,708
	Total Multiline Retail	1,507,607
	Multi-Utilities – 2.3%
41,360	Ameren Corporation	1,160,975
56,900	CenterPoint Energy, Inc.	999,164
11,644	Consolidated Edison, Inc.	590,584
27,088	Dominion Resources, Inc.	1,210,834
29,895	Integrys Energy Group, Inc.	1,509,996
	Total Multi-Utilities	5,471,553
	Oil, Gas & Consumable Fuels – 11.3%
20,360	Chesapeake Energy Corporation	682,467
46,645	Chevron Corporation	5,011,071
44,500	ConocoPhillips	3,553,770
11,317	CONSOL Energy Inc.	606,931
6,936	EOG Resources, Inc.	821,985
110,180	Exxon Mobil Corporation	9,269,441
7,395	Hess Corporation	630,128
20,568	Marathon Oil Corporation	1,096,480
22,300	Occidental Petroleum Corporation	2,330,127
13,666	Peabody Energy Corporation	983,405
24,031	Ship Financial International Limited	498,163
7,634	Southwestern Energy Company, (2)	328,033
23,750	StatoilHydro ASA, Sponsored ADR	656,450
18,401	Valero Energy Corporation	548,718
	Total Oil, Gas & Consumable Fuels	27,017,169
	Personal Products – 0.2%
21,857	Avon Products, Inc.	591,013
	Pharmaceuticals – 6.8%
48,352	Abbott Laboratories	2,371,666
818	AstraZeneca PLC, Sponsored ADR	37,726
73,334	Bristol-Myers Squibb Company	1,938,218
34,215	Eli Lilly and Company	1,203,342
59,691	Johnson & Johnson	3,536,692
86,133	Merck & Company Inc.	2,843,250
199,357	Pfizer Inc.	4,048,941
5,634	Sanofi-Aventis, Sponsored ADR	198,429
	Total Pharmaceuticals	16,178,264
	Real Estate Investment Trust – 2.2%
28,349	Annaly Capital Management Inc.	494,690
35,857	Brandywine Realty Trust	435,304
16,606	Hospitality Properties Trust	384,429
54,457	Lexington Corporate Properties Trust	509,173
37,984	Nationwide Health Properties, Inc.	1,615,460
49,474	Senior Housing Properties Trust	1,139,881
14,334	U-Store-It Trust	150,794
19,112	Weyerhaeuser Company	470,155
	Total Real Estate Investment Trust	5,199,886
	Road & Rail – 0.2%
5,161	Union Pacific Corporation	507,481
	Semiconductors & Equipment – 2.6%
21,688	Analog Devices, Inc.	854,073
35,188	Applied Materials, Inc.	549,637
759	First Solar Inc., (2)	122,078
128,901	Intel Corporation	2,599,933
19,731	Microchip Technology Incorporated	749,975
19,215	NVIDIA Corporation, (2)	354,709
29,694	Texas Instruments Incorporated	1,026,225
	Total Semiconductors & Equipment	6,256,630
	Software – 3.8%
16,744	Adobe Systems Incorporated, (2)	555,231
8,286	Autodesk, Inc., (2)	365,495
186,325	Microsoft Corporation	4,725,201
82,298	Oracle Corporation	2,746,284
5,607	Salesforce.com, Inc., (2)	748,983
	Total Software	9,141,194
	Specialty Retail – 2.7%
6,646	Abercrombie & Fitch Co., Class A	390,120
22,224	American Eagle Outfitters, Inc.	353,139
9,556	Best Buy Co., Inc.	274,448
17,720	Gap, Inc.	401,535
48,631	Home Depot, Inc.	1,802,265
26,215	Limited Brands, Inc.	861,949
46,378	Lowe’s Companies, Inc.	1,225,771
7,793	Tiffany & Co.	478,802
14,738	TJX Companies, Inc.	732,921
	Total Specialty Retail	6,520,950
	Textiles, Apparel & Luxury Goods – 0.4%
10,506	VF Corporation	1,035,156
	Thrifts & Mortgage Finance – 0.4%
57,748	New York Community Bancorp Inc.	996,730
	Tobacco – 1.9%
63,669	Altria Group, Inc.	1,657,304
31,284	Philip Morris International	2,053,169
21,266	Reynolds American Inc.	755,581
	Total Tobacco	4,466,054
	Trading Companies & Distributors – 0.2%
3,200	W.W. Grainger, Inc.	440,576
	Wireless Telecommunication Services – 0.1%
54,217	Sprint Nextel Corporation, (2)	251,567
3,446	Vodafone Group PLC, Sponsored ADR	99,073
	Total Wireless Telecommunication Services	350,640
	Total Common Stocks (cost $205,978,624)	238,195,470

Principal
Amount (000)	Description (1)		Coupon	Maturity	Value
	Short-Term Investments – 4.9%
$ 11,844	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $11,843,655, collateralized by: $3,960,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $4,113,450 and $8,080,000 U.S. Treasury Notes, 0.500%, due 11/15/13, value $7,968,900		0.010%	4/01/11	$ 11,843,652
	Total Short-Term Investments (cost $11,843,652)				11,843,652
	Total Investments (cost $217,822,276) – 104.4%				250,039,122
	Other Assets Less Liabilities – (4.4)% (5)				(10,650,935)
	Net Assets – 100%				$ 239,388,187

Investments in Derivatives

Call Options Written at March 31, 2011:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written (4)
(179)	S&P 500 Index	$ (22,375,000)	4/16/11	$1,250	$ (1,378,300)
(174)	S&P 500 Index	(22,185,000)	4/16/11	1,275	(936,120)
(183)	S&P 500 Index	(23,515,500)	4/16/11	1,285	(823,500)
(170)	S&P 500 Index	(22,100,000)	4/16/11	1,300	(552,500)
(172)	S&P 500 Index	(22,790,000)	4/16/11	1,325	(257,140)
(187)	S&P 500 Index	(24,310,000)	5/21/11	1,300	(850,850)
(172)	S&P 500 Index	(22,790,000)	5/21/11	1,325	(505,680)
(178)	S&P 500 Index	(22,695,000)	6/18/11	1,275	(1,276,260)
(1,415)	Total Call Options Written (premiums received $5,242,993)	$ (182,760,500)			$ (6,580,350)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$238,195,470	$ –	$ –	$238,195,470
Short-Term Investments	–	11,843,652	–	11,843,652
Derivatives:
Call Options Written	(6,580,350)	–	–	(6,580,350)
Total	$231,615,120	$ 11,843,652	$ –	$243,458,772

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$6,580,350

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments (excluding investments in derivatives) was $217,843,607.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2011, were as follows:

Gross unrealized:
Appreciation	$54,287,182
Depreciation	(22,091,667)
Net unrealized appreciation (depreciation) of investments	$32,195,515

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

(5)	Other Assets Less Liabilities includes the Value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 27, 2011

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 27, 2011

*                      Print the name and title of each signing officer under his or her signature.